Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Premises and Equipment

(5) Premises and Equipment

A summary of premises and equipment at December 31, 2011, and 2010, follows (in thousands):

	2011	2010
Land and land improvements	$948	892
Buildings and leasehold improvements	24,172	21,794
Furniture, fixtures and equipment	19,520	18,009

	44,640	40,695
Less accumulated depreciation and amortization	28,539	26,325

Premises and equipment - net	$16,101	14,370

Depreciation and amortization expense amounted to $2,419,000, $2,099,000, and $1,954,000, for the years ended December 31, 2011, 2010, and 2009, respectively.

In June 2008, the Company completed the sale and subsequent lease-back of six banking offices. The gross gain of $1,558,000 was deferred and included in Accrued Interest Payable and Other Liabilities in the Consolidated Balance Sheet and is amortized as a credit to Occupancy expenses on a straight-line basis for 15 years through 2023, the term of the underlying leases.